Benefit Plans (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Sep. 30, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012	Jul. 31, 2012	Jan. 31, 2012	Jul. 31, 2011	Jan. 31, 2011	Jul. 31, 2010
Benefit Plans (Textual) [Abstract]
Share-based Payments Award, Number of Shares granted		1,900,000
Equity-based compensation plan expense		$ 6.8	$ 5.7	$ 17.4
Contractual term of stock options, Maximum		10 years
Expected volatility of the stock		The expected volatility of the stock was derived by using a 50/50 blend of implied and historical changes in the Company’s historical stock prices over a time frame consistent with the expected life of the award
Period for which the options granted are generally vested		3 years
Portion of increments granted for stock options		One-third				Six-sevenths	Five-sevenths	Four-sevenths	Three-sevenths	Two-sevenths
Term of increment grant		one year after the date of grant
Total intrinsic value of options exercised		1.4
Total cash received from employees stock option exercises		2.0
Measurement dates of the VSEP					Dec. 31, 2012	Jul. 31, 2012	Jan. 31, 2012	Jul. 31, 2011	Jan. 31, 2011	Jul. 31, 2010
Percentage of annual increments		20.00%
Percentage of outstanding common shares	20.00%
Accelerated non-cash charges				15.4
Percentage of compensation subject to statutory limits		50.00%
Percentage of participant's contribution		50.00%
Percentage of participant's elective deferral		6.00%
Percentage of participant's base salary plus annual cash bonus		3.00%
Discretionary contributions		0
Percentage of vested contributions		20.00%
Contribution by the company		1.1	1.1	1.0
Non qualified elective deferred compensation plan		100% of base salary
Matching contribution to participant		The difference between (a) 3% of the sum of the participant’s base salary and annual performance-based bonus deferred under the 401(k) plan and the deferred compensation combined and (b) the actual employer matching contribution under the 401(k) plan.
Deferred compensation expense		20% per year
Contribution to deferred compensation		0.1	0.1
Deferred compensation aggregated		2.7	2.8
Number of common shares		400,000	400,000
Value of common shares		4.9	5.5
Vesting of restricted stock grants		100,000	100,000	200,000
Deferred Compensation Arrangement For Vested Restricted Stock Recorded In Equity		1.4	1.2	6.7
Reduction of deferred obligation		2.3	5.5	2.8
Shares Outstanding Under Director s Deferred Compensation Plan		300,000	300,000
Shares outstanding value under directors deferred compensation plan		3.7	3.7
Stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized stock option compensation cost granted		1.7
Term of recognition of unrecognized stock option compensation cost		1.8
Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized stock option compensation cost granted		6.8
Term of recognition of unrecognized stock option compensation cost		2.7
Restricted common shares		238,365	573,100	2,109,798
Period for which the options granted are generally vested		4 years
Weighted-average fair value of the restricted stock		$ 13.73
Common shares issued		53,298	72,901	111,181
Restricted Stock Awards [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average fair value of the restricted stock		$ 5.08
Restricted Stock Awards [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average fair value of the restricted stock		$ 14.42
VSEP awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized stock option compensation cost granted		$ 4.7
Period for which the options granted are generally vested		five-year
Weighted-average fair value of the restricted stock		$ 14.16